GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill by Segment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Balance of goodwill at beginning of period	$ 21,659,000,000	$ 22,349,000,000	$ 23,592,000,000	$ 25,009,000,000
Foreign exchange translation and other		(613,000,000)	(1,000,000,000)	(1,214,000,000)
Impairment of goodwill	(28,000,000)	0	(31,000,000)	0
Divestitures		(77,000,000)	(212,000,000)	(203,000,000)
Balance of goodwill at end of period		21,659,000,000	22,349,000,000	23,592,000,000
Global Consumer Banking(1)
Goodwill
Balance of goodwill at beginning of period	12,530,000,000	12,704,000,000	13,083,000,000
Foreign exchange translation and other		(174,000,000)	(355,000,000)
Impairment of goodwill			0
Divestitures		0	(24,000,000)
Balance of goodwill at end of period		12,530,000,000	12,704,000,000	13,083,000,000
Institutional Clients Group
Goodwill
Balance of goodwill at beginning of period	9,085,000,000	9,545,000,000	10,190,000,000
Foreign exchange translation and other		(447,000,000)	(644,000,000)
Impairment of goodwill			0
Divestitures		(13,000,000)	(1,000,000)
Balance of goodwill at end of period		9,085,000,000	9,545,000,000	10,190,000,000
Citi Holdings
Goodwill
Balance of goodwill at beginning of period	$ 44,000,000	100,000,000	319,000,000
Foreign exchange translation and other		8,000,000	(1,000,000)
Impairment of goodwill			(31,000,000)
Divestitures		(64,000,000)	(187,000,000)
Balance of goodwill at end of period		$ 44,000,000	100,000,000	$ 319,000,000
Consumer Latin America | Citi Holdings
Goodwill
Impairment of goodwill			15,000,000
Consumer Finance South Korea | Citi Holdings
Goodwill
Impairment of goodwill			$ 16,000,000